Borrowings, other debts and derivative liabilities	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Borrowings, other debts and derivative liabilities
22.	Borrowings, other debts and derivative liabilities
Short-term borrowings and long-term borrowings
The following table presents short-term borrowings from commercial banks, other institutions and individuals as of March 31, 2020 and 2021. Short-term borrowings include borrowings with maturity terms shorter than one year:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Bank borrowings	32,738	85,566
Other borrowings	42,485	—

Total short-term borrowings	75,223	85,566

The following table presents long-term borrowings from commercial banks, other institutions and individuals as of March 31, 2020 and 2021. Long-term borrowings include borrowings with maturity terms greater than one year:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Bank borrowings	48,191	68,075
Other borrowings	4,957	—

Total long-term borrowings	53,148	68,075

Bank borrowings
As of March 31, 2020 and 2021, the Company obtained short-term bank borrowings of RMB32.7 million and RMB85.6 million in aggregate, of which nil and RMB37.8 million were collateralized by short-term investments, respectively. The weighted average interest rate for the outstanding borrowings were approximately 5.04% and 4.52%, respectively. These short-term bank borrowings did not include any restrictive covenants. As of March 31, 2020 and 2021, the unused facility for the short-term borrowing were RMB100.3 million and RMB222.3 million, respectively.
As of March 31, 2020 and 2021, the Company obtained long-term bank borrowings of RMB48.2 million and RMB68.1 million in aggregate, of which nil and RMB68.1 million were collateralized by short-term investments, respectively. The weighted average interest rate for the outstanding borrowings were approximately 6% and 4.15%, respectively. This long-term bank borrowing did not include any restrictive covenants. As of March 31, 2020 and 2021, the unused facility for the long-term borrowings were RMB4.3 million and RMB14 million, respectively.

Other borrowings
In October 2019, the Company entered into a three-month loan agreement with a third-party company for a principle amount of US$6.0 million (RMB 42.5 million), bearing an interest rate of 6.0% per annum. The loan was pledged by 1,940,000 ordinary shares held by the Company’s senior management personnel, Hao (Louis) Liang and Yingzhi (Lisa) Tang, as collaterals. In January 2020, the term of the borrowing was extended to ten months and was early repaid in May and June 2020.
In May 2019, the Company entered into a
two-year
loan agreement with a preferred shareholder for a principal amount of US$0.7 million (RMB5.0 million), bearing an interest rate of 4.0% per annum. The loan was early repaid in August 2020.
Future principal maturities of short-term borrowings and long-term borrowings as of March 31, 2021 are as followings:

Year ended March 31, 2021
RMB
For the year ending March 31,
2022	85,566
2023	68,075

Total	153,641

Other debts
Other debts - current consist of the following:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Series D-3 PICC Notes (f)	76,252	—

Other debts –
non-current
consist of the following:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Loan for Series C+ Warrant (Note 20)	—	312,535
Loan for Series D-3 Warrant A (e)	11,192	—
Loan for Series D-3 Warrant B (e)	41,824	—
Loan from Chong Li (b)	94,758	100,842
Loan for Yoken Series A-1 Warrant (g)	18,000	19,915

Total	165,774	433,292

(a)
Series
D-1
Warrant and Loan for Series
D-1
Warrant
On August 3, 2018, the Company issued a warrant to an investor to purchase up to 1,089,265 Series
D-1
Preferred Shares at an exercise price equivalent to the conversion price of Series
D-1
Preferred Shares in effect at the time of exercise (“Series
D-1
Warrant”), in connection with a loan of US$10 million (RMB66.5 million) provided by certain related parties of the investor to Guangcheng (“Loan for Series
D-1
Warrant”). If the investor exercises the Series
D-1
Warrant, Loan for Series
D-1
Warrant will be interest free and the principal amount will effectively be converted into 1,089,625 Series
D-1
Preferred Shares. If the investor does not exercise the Series
D-1
Warrant, Loan for Series
D-1
Warrant will be repaid by Guangcheng with a simple interest of 10% per annum. The term of Loan for Series
D-1
Warrant is from the date Guangcheng received the loan proceeds on August 3, 2018 to the earliest of (1) 18 months after August 3, 2018, (2) when the Series
D-1
Warrant is exercised, or (3) when the board of the Company resolves to apply for a Qualified IPO. The exercise period of the Series
D-1
Warrant is the same as the term of Loan for Series
D-1
Warrant.
On December 3, 2019, all parties to the Series
D-1
Warrant and Loan for Series
D-1
Warrant agreed an amendment to extend both the maturity date of Loan for Series
D-1
Warrant and the expiration date of the Series
D-1
Warrant to be the earliest of (1) 36 months after August 3, 2018, (2) when the Series
D-1
Warrant is exercised, or (3) when the board of the Company resolves to apply for a Qualified IPO. No other changes were made to the Series
D-1
Warrant or Loan for Series
D-1
Warrant. The Company incurred issuance costs of RMB0.1 million (US$0.03 million) in connection with the issuance of Series
D-1
Warrant and Loan for Series
D-1
Warrant. On March 31, 2020, the Series
D-1
Warrant and Loan for Series
D-1
Warrant were extinguished, please refer to Note 22(b) regarding Series
D-2
Warrant and Loan for Series
D-2
Warrant for further details.
(b)
Series
D-2
Warrant and Loan for Series
D-2
Warrant
On January 16, 2019, the Company issued a warrant to purchase up to 963,139 Series
D-2
Preferred Shares at an exercise price of US$9.34 per share (“Series
D-2
Warrant”) to an investor, in connection with a loan of US$9 million (RMB61.96 million) provided by certain related parties of the investor to Guangcheng (“Loan for Series
D-2
Warrant”). If the investor exercises Series
D-2
Warrant, Loan for Series
D-2
Warrant will be interest free and the principal amount will effectively be converted into 963,139 Series
D-2
Preferred Shares. If the investor does not exercise Series
D-2
Warrant, Loan for Series
D-2
Warrant will be repaid by Guangcheng with a simple interest of 10% per annum. The term of Loan for Series
D-2
Warrant is from the date Guangcheng received the loan proceeds on December 27, 2018 to the earliest of (1) 18 months after December 27, 2018, (2) when the Series
D-2
Warrant is exercised, or (3) when the board of the Company resolves to apply for a Qualified IPO. The exercise period of the Series
D-2
Warrant is from the warrant issuance date to the maturity date of Loan for Series
D-2
Warrant.
On December 27, 2019, all parties to the Series
D-2
Warrant and Loan for Series
D-2
Warrant agreed to an amendment to extend both the maturity date of Loan for Series
D-2
Warrant and the expiration date of Series
D-2
Warrant to be the earliest of (1) 36 months after December 27, 2018, (2) when Series
D-2
Warrant is exercised, or (3) when the board of the Company resolves to apply for an IPO. No other change was made to Series
D-2
Warrant or Loan for Series
D-2
Warrant. The Company incurred issuance costs of RMB2 million (US$0.3 million) in connection with the issuance of Series D-2 Warrant and Loan for Series
D-2
Warrant.

On March 31, 2020, the Company, Superb Origin International Limited (“Superb Origin”, an ordinary shareholder of the Company), Chong Li (the 100% equity owner of Superb Origin) and all parties to the Series
D-1
Warrant, Loan for Series
D-1
Warrant, the Series
D-2
Warrant and Loan for Series
D-2
Warrant entered into a series of agreements. Pursuant to these agreements:

•	Series D-1 Warrant, Loan for Series D-1 Warrant, Series D-2 Warrant and Loan for Series D-2 Warrant were terminated entirely.

•
The investor of Loan for Series
D-1
Warrant and Loan for Series
D-2
Warrant transferred all its creditor’s rights to Chong Li, who separately signed a loan agreement with Guangcheng for the transferred creditor’s rights (“Loan from Chong Li”). Loan from Chong Li is interest-free with a principal amount of RMB128 million (equals to the principal amount of Loan for Series
D-1
Warrant of RMB66.5 million and Loan for Series
D-1
Warrant of RMB61.96 million). The term is 5 years and can be extended if agreed by both Chong Li and Guangcheng.

•
The Company entered into share purchase agreements with Superb Origin, pursuant to which 1,089,265 Series
D-1
Preferred Shares and 963,139 Series
D-2
Preferred Shares were issued to Superb Origin for an aggregate consideration of US$10 million and US$9 million, respectively. Superb Origin does not need to pay the consideration for these purchased Preferred Shares until (1) Guangcheng repays Loan from Chong Li, or (2) Superb Origin transfers all or a portion of the purchased Preferred Shares to other parties.

The Company determined that the above transactions executed on March 31, 2020 effectively converted Loan for Series
D-1
Warrant and Loan for Series
D-2
Warrant to Series
D-1
Preferred Shares and Series
D-2
Preferred Shares by exercising the Series
D-1
Warrant and the Series
D-2
Warrant. Therefore, the Series
D-1
Warrant, Loan for Series
D-1
Warrant, the Series
D-2
Warrant and Loan for Series
D-2
Warrant, whose carrying value immediately before the conversion were RMB11 million, RMB79 million, RMB9 million and RMB 67 million, respectively, were all subject to extinguishment accounting (Details refer to “Accounting of conversion features” section in Note 22). The difference between the total carrying value of these extinguished liabilities and the total fair value of the issued Series
D-1
Preferred Shares (RMB82 million) and Series
D-2
Preferred Shares (RMB73 million), being RMB10 million, was recognized as other gain (losses), net (Note 17) for the year ended March 31, 2020.
The Company accounts for Loan from Chong Li as a long-term debt initially recognized in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) and subsequently measured at amortized cost. The Company also records a receivable for issuance of preferred shares in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) in mezzanine equity for the consideration of the Series
D-1
Preferred Shares and the Series
D-2
Preferred Shares not yet received from Superb Origin. As of March 31, 2020, the receivable for issuance of preferred shares is RMB94.8 million. After the completion of the IPO, the Series
D-1
Preferred Shares and the Series
D-2
Preferred Shares were automatic converted into Class A ordinary shares. The Company then recorded the unreceived consideration from Superb Origin as receivable for issuance of ordinary shares under shareholders’ deficit. As of March 31, 2021, the receivable for issuance of ordinary shares is RMB100.8 million.
(c)
Series
D-2
CW Notes
On January 16, 2019, the Company issued convertible promissory notes of US$1 million (“Series
D-2
CW Notes”) to an investor. Series
D-2
CW Notes are interest-free, maturing 6 months after the issuance date. Series
D-2
CW Notes provide the investor a conversion right to convert all of the unpaid principal amount into Series
D-2
Preferred Shares at a conversion price per share of US$8.88. Series
D-2
CW Notes shall be mandatorily converted into Series
D-2
Preferred Shares upon the closing of a Qualified IPO. The Company shall not repay the notes prior to the maturity date.
On March 23, 2020, all principal amount of Series
D-2
CW Notes was converted into to 112,648 Series
D-2
Preferred Shares.

(d)
Series
D-2
DL Notes
On January 16, 2019, the Company issued convertible promissory notes of US$1 million (“Series
D-2
DL Notes”) to an investor. The Series
D-2
DL Notes are interest-free if converted, maturing 3 months after the issuance date. The Series
D-2
DL Notes provide the investor a conversion right within 3 months after the issuance date to convert all of the unpaid principal amount into Series
D-2
Preferred Shares at a conversion price per share of US$9.34. If the Series
D-2
DL Notes are not converted and instead repaid by the Company, they shall bear a simple interest of 8% per annum. The Company has the right to repay the principal and the accrued but unpaid interest at any time on or before the maturity date.
On December 16, 2019, the Company and the investor of the Series
D-2
DL Notes signed an amendment to extend the maturity date of the Series
D-2
DL Notes by 30 months. No other changes were made to the Series
D-2
DL Notes. The Company incurred issuance costs of RMB0.2 million (US$0.03 million) in connection with the issuance of Series D-2 DL Notes.
On March 23, 2020, all principal amount of Series
D-2
DL Notes was converted into to 107,016 Series
D-2
Preferred Shares.
(e)
Series
D-3
Warrant A, Loan for Series D-3 Warrant A, Series
D-3
Warrant B and Loan for Series
D-3
Warrant B
On June 16, 2019, the Company issued to an investor (1) a warrant to purchase up to 154,395 Series
D-3
Preferred Shares at an exercise price per share of US$ 9.65 (“Series
D-3
Warrant A”) in connection with a loan of RMB10 million (equivalent to US$1,489,780) granted to Guangcheng (“Loan for Series
D-3
Warrant A”), and (2) a warrant to purchase up to 617,580 Series
D-3
Preferred Shares at an exercise price per share of US$ 9.65 (“Series
D-3
Warrant B”) in connection with a loan of RMB40 million (equivalent to US$5,959,120) granted to Guangcheng (“Loan for Series
D-3
Warrant B”). Both of Loan for Series
D-3
Warrant A and Loan for Series
D-3
Warrant B were provided by certain related parties of the investor.
Loan for Series
D-3
Warrant A was received in full amount by the Company on August 9, 2019 (which is the start date of the loan term) and matures at the earlier of (1) six months after that date, or (2) when the board of the Company resolves to apply for an IPO. Loan for Series
D-3
Warrant B was received in full amount by the Company on November 2, 2019 (which is the start date of the loan term) and matures at the earlier of (1) 6 months after that date, or (3) when the board of the Company resolves to apply for an IPO.
Guangcheng has the right to repay each of the loans with a simple interest of 10% per annum prior to their respective maturity dates (plus a
45-day
extension period afterwards). If a loan is fully repaid before the extension period ends, the corresponding warrant shall be terminated. If a loan is not fully repaid before the extension period ends, the investor can choose to exercise the corresponding warrant by converting the loan into Series
D-3
Preferred Shares, or request the Company to continue to repay the loan with a simple interest of 10% per annum (or transfer of company securities of equivalent value).
On December 27, 2019, all parties to the Series
D-3
Warrant A, the Series
D-3
Warrant B, Loan for Series
D-3
Warrant A and Loan for Series
D-3
Warrant B agreed to an amendment to extend the maturity dates of Loan for Series
D-3
Warrant A and Loan for Series
D-3
Warrant B to be the earlier of (1) July 31, 2022, or (2) when the board of the Company resolves to apply for a Qualified IPO. As a result, the expiration dates of the Series
D-3
Warrant A and the Series
D-3
Warrant B were also extended to the same date. No other change was made to the Series
D-3
Warrant A, the Series
D-3
Warrant B, Loan for Series
D-3
Warrant A or Loan for Series
D-3
Warrant B. The Company incurred issuance costs of RMB0.2 million (US$0.03 million) in connection with the issuance of Series
D-3
Warrant A, Loan for Series D-3 Warrant A, Series
D-3
Warrant B and Loan for Series
D-3
Warrant B.

In June 2020, the Company early repaid the loan for Series
D-3
Warrant A in the principal amount of RMB10 million and interest of RMB0.7 million to the investor. The Series
D-3
Warrant A was terminated correspondingly.
In July and October 2020, the Company repaid the loan for Series
D-3
Warrant B in the principal amount of RMB40 million and interest of RMB1.5 million to the investor. The Series
D-3
Warrant B was terminated correspondingly.
The difference between the total carrying value of the Loan for Series D-3 Warrant A and Loan for Series D-3 Warrant B, and the fair value of the conversion feature and the repaid amounts, being RMB4.9 million, was recognized as other gain (losses), net (Note 17) for the year ended March 31, 2021.
(f)
Series
D-3
PICC Notes
On May 27, 2019, the Company issued convertible promissory notes of US$10 million (“Series
D-3
PICC Notes”) to an investor. The Series
D-3
PICC Notes carry a simple interest of 14% per annum, maturing 6 months after the issuance date. The maturity date can be extended for another 6 months at the sole discretion of the Company. If the Company elects to list on Hong Kong Stock Exchange prior to the maturity date, the investor can choose to (1) convert all outstanding principal balance of the Series
D-3
PICC Notes into ordinary shares of the Company, or (2) receive early repayment of the principal and unpaid accrued interest of the Series
D-3
PICC Notes. If the Company elects to list on New York Stock Exchange or NASDAQ prior to the maturity date, the Series
D-3
PICC Notes shall automatically be converted into ordinary shares of the Company. The conversion price will depend on the stock exchange the Company elects to list on, the per share price issued and allotted in the latest financing of the Company that subscribes for no less than 5% of the Company’s equity securities (calculated on a fully diluted and converted basis) immediately prior to the conversion, and the target IPO price decided to be appropriate by the underwriter(s), but shall be in no event lower than US$9.34 per share. Unless the Series
D-3
PICC Notes are converted or early repaid upon the Company’s election to list on the aforementioned stock exchanges, the Company shall pay the principal and unpaid accrued interest on the maturity date. If the Series
D-3
PICC Notes are converted or early repaid upon the Company’s election to list and the period of interest accrued is less than 6 months, the interest shall be waived. If the Series
D-3
PICC Notes are converted or early repaid upon the Company’s election to list and the period of interest accrued is more than 6 months, the Company shall only pay the interests accrued for the first 6 months. The Company incurred issuance costs of RMB0.3 million (US$0.04 million) in connection with the issuance of Series
D-3
PICC Notes.
The Company determined that there was no BCF to be recognized as the fair value of the ordinary shares into which the Series
D-3
PICC Notes are convertible on the issuance date is lower than the minimum conversion price of US$9.34.
The PICC Notes are recognized initially at fair value, net of issuance costs, and are subsequently measured at amortized cost. Any difference between the proceeds received (net of issuance costs) and the redemption value is recognized in the consolidated statements of comprehensive loss over the period of the PICC Notes using the effective interest method. As of March 31, 2020, the carrying value of Series
D-3
PICC Notes was RMB76.3 million.
On June 25, 2020, the Company and the investor of the Series
D-3
PICC Notes entered into a supplementary agreement upon which the investor selected to redeem the Series
D-3
PICC Notes and the Company shall repay the total principal and interests of the Series
D-3
PICC Notes to the investor by installment in the period from July 3, 2020 to August 25, 2020. As of December 2020, the Company has repaid all principal and interests of US$10 million and US$1.1 million, respectively. The difference between the total carrying value of Series
D-3
PICC Notes and the repaid amounts, being RMB0.6 million, was recognized as other gain (losses), net (Note 17) for the year ended March 31, 2021.

(g)
Yoken Series
A-1
Warrant
On March 2, 2020, Yoken Holding Limited (“Yoken”), a wholly owned subsidiary of the Company, entered into a share purchase agreement with three investors (“Yoken Series
A-1
SPA”). According to the Yoken Series
A-1
SPA, Yoken will issue each investor a warrant (“Yoken Series
A-1
Warrant”) to purchase certain quantity of Yoken’s Series
A-1
Preferred Shares (“Yoken Series
A-1
Preferred Shares”). As the consideration for each Yoken Series
A-1
Warrant, the respective investor shall provide a loan (“Loan for Yoken Series
A-1
Warrant”) carrying a simple interest of 10% per annum to Chengdu Chongaita Information Technology Co., Ltd. (“Chongaita”), a wholly owned PRC subsidiary of Yoken. Yoken will only issue the Yoken Series
A-1
Warrants after Chongaita has received all loan proceeds. Both the issuance of the Yoken Series
A-1
Warrants and the receipt of the loan proceeds are closing conditions of the transactions in the Yoken Series
A-1
SPA. The Company accounted for the loan as a term loan carrying an annual simple interest of 10%. As of March 31, 2020, the carrying value of the loan proceeds of Yoken Series
A-1
Warrant was RMB18 million.
On October 23, 2020, one investor terminated and entered into a new share purchase agreement with Yoken, pursuant to which 120,000 Yoken Series
A-1
Preferred Shares were issued on October 23, 2020 for an aggregated consideration of RMB6 million (Note 21). On the same day, the Company issued the remaining two investors two warrants to purchase up to 360,000 and 200,000 Yoken Series
A-1
Preferred Shares at an exercise price per share of US$ 7.14 in connection with a loan of RMB18 million (equivalent to US$2.5 million) and RMB10 million (equivalent to US$1.4 million) granted to Chongaita (“Loan for Yoken Series
A-1
Warrant”). As a debt modification, the Company reversed RMB1.4 million interest expense as other gain (losses), net (Note 17). The Company recognized the Yoken Series
A-1
Warrant and bifurcated the conversion feature as derivative liability out of the total consideration received. As of March 31, 2021, the carrying value of Yoken Series
A-1
Warrant and fair value of conversion feature were RMB19.9 million and RMB9.4 million, respectively.
(h)
Series E Warrant
To exchange the consultant service from a service provider, on March 6, 2020, the Company issued a warrant of Series E Preferred Shares of 205,767 shares at an exercise price of US$10.3251 per share (“Series E Warrant”). The fair value of the Series E Warrant is RMB2.5 million and is recorded as prepayments and other current assets. The exercise period of the Series E Warrant is from the warrant issuance date (March 6, 2020) to March 6, 2025. The Series E Warrant is classified as a derivative liability measured at fair value with any changes in fair value recognized currently in the income statement.
(i)
Forward exchange swap
On March 8, the Company entered a forward exchange contract with certain financial institution. Pursuant to which, the financial institution agreed to purchase US$4 million from the Company in exchange of RMB26.5 million at a fixed foreign exchange rate of 6.6280. Such swap will be settled on December 10, 2021. As of March 31, 2021, the fair value loss of the foreign swap contract was RMB0.19 million, which was recorded as derivative liabilities with a loss of change in fair value.
Accounting of conversion features
The warrants issued in connection with Loan for Series
D-1
Warrant, Loan for Series
D-2
Warrant, Loan for Series
D-3
Warrant A, Loan for Series
D-3
Warrant B and Yoken Series
A-1
Warrant are all embedded instead of freestanding because they are (1) issued in connection with the instruments and (2) not separately exercisable without terminating the debt instruments. Therefore, each combined instrument (loan with embedded warrant) is substantially similar to a convertible debt where the embedded warrant is similar to a conversion feature able to convert the debt instrument into the Preferred Shares.
The Company assessed the embedded warrants along with the conversion features in Series D Notes, Series
D-2
CW Notes and Series
D-2
DL Notes, and concluded that all of these are required to be bifurcated and accounted for separately as derivative liabilities. This is because (1) the embedded warrant or conversion feature, as an equity-linked feature, is not considered clearly and closely related to its debt host instrument, and (2) the redemption rights of the convertible Preferred Shares could give rise to net settlement of the conversion feature of the Preferred Shares.

For the initial recognition of each debt instrument that has a bifurcated derivative liability (i.e., embedded warrant or conversion feature), out of the total consideration received, the derivative liability is recognized at fair value and the remaining consideration (net of issuance costs) is then allocated to the host debt instrument. The derivative liability is subsequently carried at fair value with any changes in fair value recognized currently in the income statement. The host debt instrument is subsequently amortized using the effective interest rate method. Upon conversion of the host debt instrument into the Preferred Shares or debt repayment, both the host debt instrument and the respective derivative liability are subject to extinguishment accounting with a gain or loss recognized from the difference between the recoded values of both liabilities and the fair value of consideration given by the Company (i.e., the Preferred Shares or cash).
The Company determined the fair value of derivative liabilities and concluded that as of March 31, 2020 and 2021, the fair values of the derivative liabilities are as follows:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Conversion feature of Yoken Series A-1 Warrant	—	9,362
Conversion feature of Series D-3 CMB Warrant A	2,377	—
Conversion feature of Series D-3 CMB Warrant B	9,473	—
Series E Warrant (Note 22(h))	2,501	444
Forward exchange swap (Note 22(i))	—	190

Total	14,351	9,996

Accounting of debt modifications
The aforementioned amendments to Loan for Series
D-1
Warrant, Loan for Series
D-2
Warrant, Series
D-2
CW Notes, the Series
D-2
DL Notes, Loan for Series
D-3
Warrant A and Loan for Series
D-3
Warrant B with respects to the terms of the debts, etc. do not meet the requirement of a Troubled Debt Restructuring (“TDR”), as the Company was not experiencing financial difficulties at the time of these amendments. The amendments are all accounted for as modifications rather than an extinguishment because the changes in present value of the remaining cash flows before and after the amendments are not substantial (less than 10%).